BUSINESS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
BUSINESS

1. BUSINESS

Description of Business

The Real Brokerage Inc. (“Real” or the “Company”) is a growing real estate technology company located in the United States and Canada. As a licensed real estate brokerage, the Company’s revenue is generated primarily by processing real estate transactions which entitle us to commissions. The Company pays a portion of its commission revenue to real estate agents who are affiliated with the Company. The Company is taking a first principles approach to redefining the role of a real estate brokerage in the lives of agents and within the broader housing ecosystem. The Company focuses on developing technology to enhance real estate agent performance, while aiming to build a scalable, efficient brokerage operation that allows for technologically supported brokerage oversight that is not dependent on a cost-heavy brick and mortar presence in the markets in which the Company operates. The Company’s goal is to establish itself as the destination brokerage for agents, by offering a combination of technology, support, and financial incentives. The Company’s vision is to transform home buying under the guidance of an agent through an integrated consumer technology product, while growing its ancillary services, including mortgage broker and title services. In addition, the Company plans to expand its suite of tools and products tailored for agents, including Company-branded financial products.

The consolidated operations of Real include the subsidiaries of Real, including those involved in the brokerage, title, mortgage broker, and wallet operations.

Common Shares

On May 24, 2023, the Company announced that it renewed its NCIB pursuant to which, Real may purchase up to approximately 9.0 million Common Shares, representing approximately 5% of the total 180 million Common Shares issued and outstanding as of May 18, 2023. On May 14, 2024, the Company announced that it renewed its NCIB again pursuant to which Real may purchase up to approximately 9.47 million Common Shares, representing approximately 5% of the total 189 million Common Shares issued and outstanding as of May 1, 2024. Purchases are made at prevailing market prices and may be conducted during the twelve-month period ended May 28, 2025.

The NCIB is being conducted to acquire Common Shares for the purposes of satisfying restricted share unit (each, an “RSU”) obligations. The Company appointed CWB Trust Services (the “Trustee”) as the trustee for the purposes of arranging the acquisition of Common Shares and to hold the Common Shares in trust for the purposes of satisfying RSU payments as well as to deal with other administrative matters. Through the Trustee, RBC Capital Markets was engaged to undertake purchases under the NCIB.

On June 15, 2021, the Company’s Common Shares commenced trading on the NASDAQ under the symbol “REAX”. On July 26, 2022, the Company’s Common Shares commenced trading on the Toronto Stock Exchange (the “TSX”) under the symbol “REAX”.

On July 28, 2023, the Company announced that its application for a voluntary delisting of its Common Shares from the TSX had been approved by the Company’s Board of Directors and the TSX. The Common Shares were delisted from the TSX effective as of close of markets on August 11, 2023. The Common Shares continue to be listed and traded on the NASDAQ under the symbol “REAX”.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023